Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ (83,532)	₩ 26,850	₩ (26,744)
Others	(19,138)	(14,145)	37,749
Income taxes credited (charged) directly to equity	₩ (102,670)	₩ 12,705	₩ 11,005